Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Emera USD ($)	Dec. 31, 2011 Emera USD ($)	Dec. 31, 2012 Emera CAD	Dec. 31, 2011 Emera CAD	Dec. 31, 2007 Clean Power Income Fund CAD	Jan. 31, 2013 Subsequent Event Series C Preferred Stock	Dec. 31, 2012 Algonquin Power Management Inc. CAD	Dec. 31, 2011 Algonquin Power Management Inc. CAD	Dec. 31, 2012 Algonquin Power Management Inc. Advance against expense reimbursements CAD	Dec. 31, 2011 Algonquin Power Management Inc. Advance against expense reimbursements CAD	Dec. 31, 2011 Algonquin Power Management Inc. Remaining amount of advance CAD	Dec. 31, 2012 Algonquin Power Management Inc. Class B limited partnership units CAD	Dec. 31, 2011 Algonquin Power Management Inc. Class B limited partnership units CAD	Dec. 31, 2012 Algonquin Power Management Inc. Accrued Expense USD ($)	Dec. 31, 2007 Algonquin Power Management Inc. Accrued Expense USD ($)	Jan. 31, 2013 Algonquin Power Management Inc. Subsequent Event Class B limited partnership units Series C Preferred Stock	Dec. 31, 2012 Rattlebrook hydroelectric facility CAD MW	Dec. 31, 2011 Maine Public Service Company USD ($)	Dec. 31, 2012 Maine Public Service Company Energy Service USD ($)	Dec. 31, 2011 Maine Public Service Company Energy Service USD ($)
Transactions with Third Party [Line Items]
Lease cost									333	327
Cost in connection with aircraft									598	453
Reimbursements expenses									1,300
Amortization expense											279	274
Advance, remaining amount	19,750	17,606											279
Shares held by affiliates														60.00%	60.00%
Cash distributions														292	314
Preferred stock shares issued								100										100
Interest on hydroelectric generating facility																			45.00%
Royalty payment description									APMI is one of the two original developers of Red Lily I and both developers are entitled to a royalty fee based on a percentage of operating revenue and a development fee from the equity owner of Red Lily I.
Acquired interest										600
Performance based contingent fee																550
Termination fee							1,800										100
Amounts due from related party	816	663				1,612
Amounts due to related party									1,811	1,795
Business acquisition description	Long Sault is a hydroelectric generating facility in which APUC acquired its interest by way of subscribing to two notes from the original developers. An affiliate of APMI is one of the original partners in the facility and is entitled to receive 5% of the after tax equity cash flows commencing in 2014.
Ownership interest exchange																			45.00%
Project power capacity																			4
Working capital adjustment																			500
Payment in relation to contract				260
Corporate guarantee				1,000																3,000
Inter-company Sales																					6,096	6,564
Standard offer service contract																				3 years
Corporate guarantee and letter of credit																				$ 100